SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS


COMMON STOCKS -- 93.7%
INDIA -- 93.7%
                                          SHARES           VALUE
----------------------------------------------------------------------
Agricultural Equipment -- 3.2%
----------------------------------------------------------------------
Punjab Tractors Ltd.                             65,050    $ 1,554,766
The most efficient tractor manufacturer
in India.
----------------------------------------------------------------------
                                                           $ 1,554,766
----------------------------------------------------------------------
Apparel -- 0.0%
----------------------------------------------------------------------
Bata India Ltd.(1)                                   25    $        79
The dominiate branded shoemaker of
India.
----------------------------------------------------------------------
                                                           $        79
----------------------------------------------------------------------
Auto and Parts -- 7.3%
----------------------------------------------------------------------
Hero Honda Motors Ltd.                           55,700    $ 1,446,470
Hero Honda Motors Ltd.                           16,800        436,278
Honda's motorcycle manufacturer and
distributor in India.
IFB Industries Ltd.(2)                               50              9
Manufacturer of high precision
engineering tools and domestic
appliances.
Motor Industries                                 14,150      1,627,372
A subsidiary of Robert Bosch of Germany
with a presence in the auto components
industry, with products such as spark
plugs and fuel injection pumps.
----------------------------------------------------------------------
                                                           $ 3,510,129
----------------------------------------------------------------------
Banking and Finance -- 2.6%
----------------------------------------------------------------------
HDFC Bank Ltd.                                  336,966    $ 1,251,754
One of the fastest growing private
sector banks in India.
----------------------------------------------------------------------
                                                           $ 1,251,754
----------------------------------------------------------------------
Banks and Money Services -- 0.0%
----------------------------------------------------------------------
Kotak Mahindra Finance Ltd.(1)                      300    $     1,428
Bill discounting and consumer financing.
Oriental Bank of Commerce(1)                        100            106
Public sector retail bank.
State Bank of India(1)                              100            517
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking and a range of
non-fund based activities.
----------------------------------------------------------------------
                                                           $     2,051
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Beverages -- 0.0%
----------------------------------------------------------------------
Tata Tea Ltd.(1)                                    100    $     1,208
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
----------------------------------------------------------------------
                                                           $     1,208
----------------------------------------------------------------------
Broadcasting and Cable -- 8.3%
----------------------------------------------------------------------
Zee Telefilms Ltd.                              160,000    $ 4,021,806
Dominant television broadcaster in
India.
----------------------------------------------------------------------
                                                           $ 4,021,806
----------------------------------------------------------------------
Chemicals -- 4.7%
----------------------------------------------------------------------
Hindustan Lever Chemicals Ltd.                  145,400    $ 1,657,844
Lever's fertilizer company in India.
Indian Petrochemicals Corp. Ltd.                240,000        601,725
An intergrated public sector company in
the petrochemical industry with major
products being polymers and chemical
intermediates.
Reliance Industries Ltd.(1)                       1,794          9,644
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
Tata Chemicals(1)                                 1,200          1,587
A diversified company with a major
presence in soda ash, caustic soda and
fertilizers.
Thermax Ltd.(1)                                   1,742          5,495
Niche supplier of boilers and pollution
control equipment.
----------------------------------------------------------------------
                                                           $ 2,276,295
----------------------------------------------------------------------
Computer Equipment -- 0.3%
----------------------------------------------------------------------
Fujitsu ICIM Ltd.(1)(2)                           8,850    $   135,178
A multinational vendor of software
services.
----------------------------------------------------------------------
                                                           $   135,178
----------------------------------------------------------------------
Computer Software -- 25.3%
----------------------------------------------------------------------
Digital Equipments (India) Ltd.(1)               96,200    $ 2,478,298
Indian subsidiary of Digital USA
involved solely in software development.
Hughes Software Systems(2)                        5,300        506,734
A computer software developer
specializing in telecommunication
software.
Infosys Technologies Ltd.                        18,400      6,143,738
India's dominant software services
provider.
NIIT Ltd.                                        40,000      3,050,535
Largest company providing software
education and services in India.
Onward Technologies Ltd.(1)(2)                      500          9,722
Software unit of Novell India.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------------
Tata Infotech Ltd.                                   25    $       509
One of the largest information
technology service and solution
providers in India with interest in
software development, distribution,
networking, maintenance, support and
training.
----------------------------------------------------------------------
                                                           $12,189,536
----------------------------------------------------------------------
Conglomerates -- 0.0%
----------------------------------------------------------------------
Indian Rayon & Industries Ltd.                        5    $        13
Diversified company with interests in
cement, textiles, rayon and carbon
black.
----------------------------------------------------------------------
                                                           $        13
----------------------------------------------------------------------
Diversified Industry -- 0.0%
----------------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)                546    $       241
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
Thiru Arooran Sugars(1)                             100            120
A manufacturer of sugar and industrial
alcohol. Has also made foray into
cogeneration of power through bagasse.
----------------------------------------------------------------------
                                                           $       361
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
BSES Ltd.(1)                                         50    $       220
A monopoly distributor of power in
suburban Bombay.
----------------------------------------------------------------------
                                                           $       220
----------------------------------------------------------------------
Engineering -- 4.8%
----------------------------------------------------------------------
Cummins India Ltd.(1)                           100,898    $ 1,327,514
A 51% subsidiary of Cummins US, is a
leading manufacturer of IC engines for
industrial and power generation
industries.
Siemens India Ltd.(1)(2)                         85,000        998,689
A 51% subsidiary of Siemens, Germany, is
a leading player in power generation and
distribution equipment, industrial
projects, transportation systems,
communication and healthcare products.
----------------------------------------------------------------------
                                                           $ 2,326,203
----------------------------------------------------------------------
Foods -- 2.1%
----------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare
Ltd.                                             83,885    $   998,516
Unit of Smithkline UK selling milk
additives and biscuits.
----------------------------------------------------------------------
                                                           $   998,516
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Health and Personal Care -- 7.0%
----------------------------------------------------------------------
Cipla Ltd.                                       41,000    $ 1,310,868
Market leader in anti-bacterial,
anti-asthmatic, and anti-cancer entering
into segments of cardiovascular and
dermatology.
Wockhardt Ltd.(1)                                94,000      2,075,892
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
----------------------------------------------------------------------
                                                           $ 3,386,760
----------------------------------------------------------------------
Household Products -- 6.5%
----------------------------------------------------------------------
Hindustan Lever Ltd.(1)                          60,400    $ 3,125,934
A diversified multinational of the
Unilever group and a market leader in
soap and detergents, personal care &
food processing industries.
Reckitt and Colman of India Ltd.(1)                  50            368
Manufacturer of household products such
as mosquito repellent, surface cleaning
agents and antiseptic lotions.
----------------------------------------------------------------------
                                                           $ 3,126,302
----------------------------------------------------------------------
Information Technology -- 10.4%
----------------------------------------------------------------------
DSQ Software Ltd.                               100,000    $ 1,916,044
One of the top software exporting
companies in India and has achieved the
SEI CMM Level 4 certification, with
strong presence in CAD/ CAM segment.
Global Telesystems Ltd.                          65,000      1,432,317
Operates in three distinct areas:
telecommunication networks and
infrastructure, software and internet
solutions and consumer telecommunication
products.
VisualSoft (India) Ltd.(1)                        9,300      1,673,455
Has a revenue mix unique in Indian
information technology services, with
software services and products
constituting over 90% of revenues. The
company has developed expertise in
Internet and e-commerce segments.
----------------------------------------------------------------------
                                                           $ 5,021,816
----------------------------------------------------------------------
Investment Services -- 0.0%
----------------------------------------------------------------------
ICICI Ltd.(1)                                       150    $       317
Development finance company supporting
infrastructure projects.
----------------------------------------------------------------------
                                                           $       317
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Lodging and Gaming -- 0.0%
----------------------------------------------------------------------
Hotel Leela Venture Ltd.(1)                         550    $       394
Operates business hotels and a beach
resort in Bombay and Goa, respectively.
----------------------------------------------------------------------
                                                           $       394
----------------------------------------------------------------------
Manufacturing -- 2.5%
----------------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.(1)                  95,500    $ 1,229,913
Subsidiary of British Gas involved in
gas distribution in India.
----------------------------------------------------------------------
                                                           $ 1,229,913
----------------------------------------------------------------------
Medical Products -- 0.0%
----------------------------------------------------------------------
Ranbaxy Laboratories Ltd.(1)                        514    $    10,913
Presence in anti-bacterial and
antibiotics segments, and a major
exporter of bulk drugs
and formulations.
----------------------------------------------------------------------
                                                           $    10,913
----------------------------------------------------------------------
Metals - Industrial -- 0.0%
----------------------------------------------------------------------
Tata Iron and Steel Co. Ltd.(1)                      56    $       182
India's most profitable steel company.
----------------------------------------------------------------------
                                                           $       182
----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.0%
----------------------------------------------------------------------
Flex Industries Ltd.(2)                           4,274    $     2,261
An intergrated player in the packaging
industry, manufacturing flexible
packaging materials.
----------------------------------------------------------------------
                                                           $     2,261
----------------------------------------------------------------------
Multi-Industry -- 5.9%
----------------------------------------------------------------------
Grasim Industries Ltd.                                1    $         9
A diversified conglomerate with interest
in viscose staple fibre (India's largest
producer), caustic soda, cement (third
largest producer in India) and gas based
sponge iron (third largest producer in
India).
Larsen and Toubro Ltd.(1)                       223,300      2,855,261
A diversified conglomerate with presence
in cement, engineering and construction
and information technology segments. It
is India's largest private sector
company in the engineering and
construction segment and the second
largest cement manufacturer with over
12mtpa capacity.
----------------------------------------------------------------------
                                                           $ 2,855,270
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Oil and Gas - Integrated -- 0.0%
----------------------------------------------------------------------
Hindustan Petroleum(1)                              300    $     1,263
One of the top three oil refining and
marketing companies in India.
----------------------------------------------------------------------
                                                           $     1,263
----------------------------------------------------------------------
Personal Products and Chemicals -- 2.8%
----------------------------------------------------------------------
Nirma Ltd.                                       80,000    $ 1,327,200
A major leader in the soap and detergent
market.
----------------------------------------------------------------------
                                                           $ 1,327,200
----------------------------------------------------------------------
Telecommunications -- 0.0%
----------------------------------------------------------------------
Mahangar Telephone Nigam Ltd.(1)                  1,100    $     4,883
Government owned monopoly provider of
fixed wire telephone services in India's
major cities of Bombay and Delhi.
----------------------------------------------------------------------
                                                           $     4,883
----------------------------------------------------------------------
Transportation -- 0.0%
----------------------------------------------------------------------
Great Eastern Shipping Co.(1)                       700    $       318
Diversified company with interests in
shipping and property development.
----------------------------------------------------------------------
                                                           $       318
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $23,163,355)                           $45,235,907
----------------------------------------------------------------------
Total Investments -- 93.7%
   (identified cost $23,163,355)                           $45,235,907
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.3%                     $ 3,042,261
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $48,278,168
----------------------------------------------------------------------

 Company descriptions are unaudited.

 (1) The above securities held by the Portfolio, on December 31, 1999 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 1999, the aggregate value of these securities amounted to $2,874,476 representing 5.95% of the Portfolio's net assets. (Note 5)
 (2)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                            PERCENTAGE
  COMPANY                         INDUSTRY SECTOR           OF NET ASSETS  VALUE
  -----------------------------------------------------------------------------------
  Infosys Technologies Ltd.       Computer Software               12.7%    $6,143,738
  Zee Telefilms Ltd.              Broadcasting and Cable           8.3      4,021,806
  Hindustan Lever Ltd.            Household Products               6.5      3,125,934
  NIIT Ltd.                       Computer Software                6.3      3,050,535
  Larsen and Toubro Ltd.          Multi-Industry                   5.9      2,855,261
  Digital Equipments (India)      Computer Software
    Ltd.                                                           5.1      2,478,298
  Wockhardt Ltd.                  Health and Personal Care         4.3      2,075,892
  DSQ Software Ltd.               Information Technology           4.0      1,916,044
  Hero Honda Motors Ltd.          Auto and Parts                   3.9      1,882,748
  VisualSoft (India) Ltd.         Information Technology           3.5      1,673,455

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP
TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS  VALUE
--------------------------------------------------------------------
Computer Software                               25.3%    $12,189,536
Information Technology                          10.4       5,021,816
Broadcasting and Cable                           8.3       4,021,806
Auto and Parts                                   7.3       3,510,129
Health and Personal Care                         7.0       3,386,760
Household Products                               6.5       3,126,302
Multi-Industry                                   5.9       2,855,270
Engineering                                      4.8       2,326,203
Chemicals                                        4.7       2,276,295
Agricultural Equipment                           3.2       1,554,766

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $23,163,355)         $45,235,907
Cash                                          866,619
Foreign currency, at value
   (identified cost, $2,229,189)            2,229,870
Receivable for investments sold                20,328
Interest and dividends receivable              30,739
-----------------------------------------------------
TOTAL ASSETS                              $48,383,463
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       893
Accrued expenses                              104,402
-----------------------------------------------------
TOTAL LIABILITIES                         $   105,295
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,278,168
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $26,204,750
Net unrealized appreciation (computed on
   the basis of identified cost)           22,073,418
-----------------------------------------------------
TOTAL                                     $48,278,168
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $1,856)  $   490,461
Interest (net of foreign taxes, $762)           2,724
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   493,185
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   327,790
Administration fee                            109,371
Trustees fees and expenses                      9,602
Custodian fee                                 308,511
Legal and accounting services                  82,622
Interest expense                               68,046
Amortization of organization expenses           5,445
Miscellaneous                                   1,101
-----------------------------------------------------
TOTAL EXPENSES                            $   912,488
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     7,396
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     7,396
-----------------------------------------------------

NET EXPENSES                              $   905,092
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (411,907)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $446,642)                    $21,591,875
   Foreign currency transactions             (235,086)
-----------------------------------------------------
NET REALIZED GAIN                         $21,356,789
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $13,124,168
   Foreign currency                           (17,498)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $13,106,670
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $34,463,459
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $34,051,552
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (411,907) $        (103,792)
   Net realized gain (loss)                      21,356,789        (12,728,099)
   Net change in unrealized appreciation
      (depreciation)                             13,106,670          7,726,459
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      34,051,552  $      (5,105,432)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      10,651,675  $       5,420,705
   Withdrawals                                  (49,158,808)       (31,756,273)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (38,507,133) $     (26,335,568)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $      (4,455,581) $     (31,441,000)
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      52,733,749  $      84,174,749
------------------------------------------------------------------------------
AT END OF YEAR                            $      48,278,168  $      52,733,749
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
Increase (Decrease) in Cash               DECEMBER 31, 1999
-----------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $     (33,687,595)
   Proceeds from sale of investments             70,856,782
   Dividends, interest and tax reclaims
      received                                      498,451
   Operating expenses paid                       (1,000,304)
   Foreign taxes paid                              (446,642)
   Foreign currency transactions                  2,036,102
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      38,256,794
-----------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $      10,651,675
   Payments for capital withdrawals             (49,158,808)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (38,507,133)
-----------------------------------------------------------

NET DECREASE IN CASH                      $        (250,339)
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $       1,116,958
-----------------------------------------------------------

CASH AT END OF YEAR                       $         866,619
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                             $      34,051,552
Decrease in receivable for investments
   sold                                           3,937,961
Decrease in foreign currency                      2,288,686
Decrease in dividends, interest and
   other receivables                                  5,266
Decrease in deferred organizational
   expense                                            5,445
Decrease in payable for investments
   purchased                                       (766,548)
Increase in payable to affiliate                        298
Decrease in accrued expenses and other
   liabilites                                      (100,955)
Net increase in investment                       (1,164,911)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      38,256,794
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          YEAR ENDED DECEMBER 31,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------
Expenses                        2.09%    1.97%    1.61%    1.51%       1.76%
Expenses after custodian fee
   reduction                    2.07%    1.87%    1.58%    1.28%       1.35%
Net investment loss             (0.94)%  (0.16)%  (0.20)%  (0.11)%    (0.18)%
Portfolio Turnover                80%      60%      48%      46%         38%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, have been amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the adviser fee was 0.75% of average daily net assets and amounted to $327,790. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the administration fee was 0.25% of average net assets and amounted to $109,371. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 1999, purchases and sales of investments, other than short-term obligations, aggregated $32,921,047 and $66,918,821, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $23,164,292
    -----------------------------------------------------
    Gross unrealized appreciation             $22,794,603
    Gross unrealized depreciation                (722,988)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $22,071,615
    -----------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1999 was $1,272,962 and the average interest rate was 5.35%. As of December 31, 1999, there was no loan outstanding.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1999, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT






SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation